LONG-TERM DEBT, NET (2013 Senior Notes) - Additional Information (Detail) $ in Thousands						12 Months Ended
	Jul. 10, 2017 USD ($)	Jul. 10, 2017 HKD ($)	Jun. 14, 2017 USD ($)	Jun. 06, 2017 USD ($)	Feb. 07, 2013 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 03, 2017
Long-Term Debt [Line Items]
Total long-term debt						$ 3,619,139	$ 3,821,519
Proceeds from issuance of long-term debt						702,625	0	$ 148,298
Repayments of long-term debt						$ 896,276	$ 124,286	$ 70,205
2017 Senior Notes [Member]
Long-Term Debt [Line Items]
Maturity date						Jun. 06, 2025
Interest rate per annum									4.875%
2013 Senior Notes [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Purchase price as percentage of principal					100.00%
Total long-term debt					$ 1,000,000
Maturity date						Feb. 15, 2021
Interest rate per annum					5.00%
Repayments of long-term debt			$ 1,000,000
2013 Senior Notes [Member] | Senior Notes [Member] | Prior to February 15, 2016 [Member]
Long-Term Debt [Line Items]
Maximum redeemable percentage of principal prior to a specific date for partial redemption					35.00%
First 2017 Senior Notes [Member] | 2017 Senior Notes [Member]
Long-Term Debt [Line Items]
Purchase price as percentage of principal				100.00%
Total long-term debt				$ 650,000
Proceeds from issuance of long-term debt			650,000
2015 Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Maturity date						Jun. 29, 2020
Proceeds from issuance of long-term debt			$ 350,000
Repayments of long-term debt	$ 350,000	$ 2,723,000,000